Straight-line Method of Depreciation (Details) - yr	3 Months Ended	12 Months Ended
	Jun. 30, 2017	Mar. 31, 2017
Summary Of Significant Accounting Policies Straight-line Method Of Depreciation 1		5
Summary Of Significant Accounting Policies Straight-line Method Of Depreciation 2		3
Summary Of Significant Accounting Policies Straight-line Method Of Depreciation 1	5
Summary Of Significant Accounting Policies Straight-line Method Of Depreciation 2	5